Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

For the year ended June 30,
	2026	2025	2024
Current:
Hong Kong	$-	$-	$-

Deferred:
Hong Kong	-	-	-
Total provision for income taxes	-	-	-

Schedule of Statutory Tax Rates	The following table presents the differences between income taxes from continuing operations for financial reporting purposes and the statutory rate upon the adoption of ASU 2023-09:

	For the year ended June 30, 2026
Pretax book loss	$(11,701,941)	-
Cayman Islands statutory income tax rate	-	-
Income tax calculated at statutory rate	-	-
Rate differences in various jurisdictions	(1,930,820)	16.5%
Changes in valuation allowance	1,930,820	(16.5)%
Total	-	-

The following table presents the required disclosures prior to the adoption of ASU 2023-09 and reconciles the statutory tax rates to the Company’s effective tax rate for the periods indicated below:

	For the year ended June 30,
	2025	2024
Tax benefit calculated at statutory tax rate	16.5%	16.5%
Valuation allowance	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%

Schedule of Aggregate Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets:

	As of June 30,
	2026	2025	2024
Deferred tax assets:
Net operating loss carry forwards	$4,737,477	$3,338,878	$2,787,876
Share-based compensation expenses	1,254,038	721,817	681,424
Less: valuation allowance	(5,991,515)	(4,060,695)	(3,469,300)
Deferred tax asset, net	$-	$-	$-

Schedule of Valuation Allowance

The following table sets forth the changes in valuation allowance:

	For the year ended June 30,
	2026	2025
Balance at beginning of the year	$4,060,695	$3,469,300
Addition	1,930,820	591,395
Balance at end of the year	$5,991,515	$4,060,695